Loan ID	Credit Event	Credit Exceptions	Credit Comments	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
9243069116	1	3	[3] Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
					[2] State - Missing Credit Grantor Election	Finance charges under disclosed by $XXXXX which exceeds the $XX tolerance for refinance transactions. TIL itemization of amount finance did not disclose an Appraisal fee of $XXXX, Credit Report fee of $XXXX or Courier fee of $XXXX as prepaid finance charges.		TILA SOL Expired	RB	B	B	B
7504191927	1	3	[3] Finance Charge underdisclosed >$100 for Purchase
[2]   Missing Initial Application
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)
[2]   Initial GFE Missing
					[2] Initial TIL Missing	Finance charges under disclosed by $XXXX which exceeds the $XXXX tolerance for purchase transactions. It appears that the note stipulates rounding to the nearest is actually rounding down to the nearest eighth.		TILA SOL Expired	RB	B	B	B
3337787306	3	[3] Credit Report Missing	3	[3] Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
					[2] Initial TIL Missing	Finance charges under disclosed by $XXXX which exceeds the $XXXX tolerence for refinance transactions. TIL itemization did not disclose an closing protection letter fee of $XXXX and recording service fee of $XXXX as prepaid finance charges.		TILA SOL Expired	RB	B	B	B
3769536171	3	[3] Final Application Missing [3] Credit Report Missing	3	[3] State Late Charge Not Standard
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   Missing Initial Application
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing
[2] Initial TIL Missing	Finance charges under disclosed by $XXXX which exceeds the $XXXX tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
						Late charge fee of 6% exceeds the max allowed of 5% for the state of Illinois.		Late Charge	RC	C	C	C
6890038514	3	[3] Final Application Missing [3] Note Incomplete	Note incomplete due to missing subject property address.	3	[3] Finance Charge underdisclosed >$100 for Purchase [3] GS APR Under Disclosed More Than .125% [2] Initial TIL Missing [2] Missing Initial Application	APR under disclosed by .1731 which exceeds the .125 tolerance.
						Finance charges under disclosed by $XXXX which exceeds the $XXXXX tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		TILA SOL Expired	RB	B	B	B
6939604244	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] P&I stated and calculated exceeds tolerance 0.05	P&I (349.99) exceeds standard variance (0.05) with calculated P&I (349.86) Current Variance: 0.13	3	[3] Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   State - Missing Broker Agreement / Mortgage Loan Origination Agreement
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
[2]   Initial GFE Missing
					[2] Initial TIL Missing	Finance charges under disclosed by $XXXX which exceeds the $XXXX tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		TILA SOL Expired	RB	B	B	B
9904998164	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Lock-In Agreement
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial GFE Missing
					[2] Initial TIL Missing	Finance charges under disclosed by $XXXX which exceeds the $XXXX tolerance for refinance transactions. TIL itemization did not disclose an attorney fee of $XXXX as a prepaid finance charge.		TILA SOL Expired	RB	B	B	B